Financial instruments and risk management - Available undrawn committed bank facilities (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of information about undrawn borrowing facilities [line items]
Undrawm borrowing facilities	£ 2,756	£ 2,652
Within one year
Disclosure of information about undrawn borrowing facilities [line items]
Undrawm borrowing facilities	0	788
Between one and two years
Disclosure of information about undrawn borrowing facilities [line items]
Undrawm borrowing facilities	0	0
Expiring after two years
Disclosure of information about undrawn borrowing facilities [line items]
Undrawm borrowing facilities	£ 2,756	£ 1,864